Revenue Recognition and Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Net Sales by Region and Channel
Net sales by region (determined based on country of shipment) and channel are as follows:

	Three Months Ended March 31, 2023				Three Months Ended March 31, 2022
	OEM	Aftermarket	Other	Total	OEM	Aftermarket	Other	Total
	(Dollars in millions)
United States	$123	$49	$1	$173	$102	$51	$—	$153
Europe	446	43	8	497	406	38	7	451
Asia	267	12	3	282	266	10	6	282
Other	12	6	—	18	9	6	—	15
	$848	$110	$12	$970	$783	$105	$13	$901

Summary of Contract Assets and Liabilities
The following table summarizes our contract assets and liabilities balances:

	2023	2022
	(Dollars in millions)
Contract assets—January 1	$46	$63
Contract assets—March 31	66	60
Change in contract assets—(Decrease)/Increase	$20	$(3)
Contract liabilities—January 1	$(8)	$(5)
Contract liabilities—March 31	(10)	(9)
Change in contract liabilities—(Increase)/Decrease	$(2)	$(4)